     SUPPLEMENT NO. 1 dated July 31, 2002


TO   PROSPECTUSES dated November 1, 2001

FOR  STATE STREET RESEARCH LARGE-CAP VALUE FUND
     STATE STREET RESEARCH MID-CAP VALUE FUND
     STATE STREET RESEARCH GLOBAL RESOURCES FUND
     SERIES OF STATE STREET RESEARCH EQUITY TRUST


     STATE STREET RESEARCH LARGE-CAP VALUE FUND

     GOAL AND STRATEGIES - PRINCIPAL STRATEGIES
     Under the above caption on page 1 of the Prospectus for State Street Research Large-Cap Value Fund, the first paragraph is revised in its entirety to read as follows:

     "Under normal market conditions, the fund invests at least 80% of its net assets in large-cap value stocks, which may include common and preferred stocks, convertible securities and warrants."


     STATE STREET RESEARCH MID-CAP VALUE FUND

     GOAL AND STRATEGIES - PRINCIPAL STRATEGIES
     Under the above caption on page 1 of the Prospectus for State Street Research Mid-Cap Value Fund, the first paragraph is revised in its entirety to read as follows:

     "Under normal market conditions, the fund invests at least 80% of its net assets in mid-cap value stocks, which may include common and preferred stocks, convertible securities and warrants."


     STATE STREET RESEARCH GLOBAL RESOURCES FUND

     GOAL AND STRATEGIES - PRINCIPAL STRATEGIES
     Under the above caption on page 2 of the Prospectus for State Street Research Global Resources Fund, the first sentence of the first paragraph is revised to read as follows:

     "Under normal market conditions, the fund invests at least 80% of its net assets in securities of energy and natural resources companies and companies in associated businesses, as well as utilities."


     [STATE STREET RESEARCH LOGO]                                  SSR-6454-0702
                                                 Control Number: (exp1102)SSR-LD

                      SUPPLEMENT NO. 1 DATED JULY 31, 2002
                                       TO
           STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 1, 2001
                                       FOR
                    STATE STREET RESEARCH MID-CAP VALUE FUND
                   STATE STREET RESEARCH LARGE-CAP VALUE FUND
                   STATE STREET RESEARCH GLOBAL RESOURCES FUND
                 A SERIES OF STATE STREET RESEARCH EQUITY TRUST


NONFUNDAMENTAL INVESTMENT RESTRICTIONS

     The following nonfundamental policy is added under the caption "Fundamental and Nonfundamental Restrictions" at page I, 1-4 of the Statement of Additional Information with regard to State Street Research Mid-Cap Value Fund:

     (5) to invest, under normal market conditions, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in mid-cap value stocks. In connection with any change in this policy, the Fund shall comply with the shareholder notice requirements set forth in Rule 35d-1 under the 1940 Act.

     The following nonfundamental policy is added under the caption "Fundamental and Nonfundamental Restrictions" at page I, 2-3 of the Statement of Additional Information with regard to State Street Research Large-Cap Value Fund:

     (5) to invest, under normal market conditions, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large-cap value stocks. In connection with any change in this policy, the Fund shall comply with the shareholder notice requirements set forth in Rule 35d-1 under the 1940 Act.

     The following nonfundamental policy is added under the caption "Fundamental and Nonfundamental Restrictions" at page I, 3-4 of the Statement of Additional Information with regard to State Street Research Global Resources Fund:

     (6) to invest, under normal market conditions, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of energy and natural resource companies and companies in associated businesses, as well as utilities. In connection with any change in this policy, the Fund shall comply with the shareholder notice requirements set forth in Rule 35d-1 under the 1940 Act.


Control Number:(Exp1102)SSR-LD                                   SSR-6456-0702